Internal Use Software and Capital Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Software and Equipment [Abstract]
Schedule of Property, Plant and Equipment [Table Text Block]
Atlas held the following internal use software and capital assets at September 30, 2013 and December 31, 2012, excluding assets held for sale (all amounts in '000s):

	September 30, 2013	December 31, 2012
Leasehold improvements	$501	$501
Internal use software	5,931	4,560
Computer equipment	1,711	1,505
Furniture and other office equipment	363	306
Total	8,506	6,872
Accumulated depreciation	(6,241)	(5,735)
Balance, end of period	$2,265	$1,137

Atlas held the following internal-use software and capital assets at December 31 (excluding assets held for sale):

	2012	2011
Leasehold improvements	$501	$—
Internal use software	4,560	4,131
Computer equipment	1,505	1,463
Furniture and other office equipment	306	1,142
Total	6,872	6,736
Accumulated Depreciation	5,735	6,296
Balance, end of period	$1,137	$440